As filed with the Securities and Exchange Commission on March 3, 2014

File Nos. 033-11444 811-04986

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	64 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	66 [X]

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of February, 2014.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: February 28, 2014

Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: February 28, 2014

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: February 28, 2014

Harris J. Ashton* Harris J. Ashton	Trustee Dated: February 28, 2014

Sam Ginn* Sam Ginn	Trustee Dated: February 28, 2014

Edith E. Holiday* Edith E. Holiday	Trustee Dated: February 28, 2014

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: February 28, 2014

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: February 28, 2014

J. Michael Luttig* J. Michael Luttig	Trustee Dated: February 28, 2014

Frank A. Olson* Frank A. Olson	Trustee Dated: February 28, 2014

Larry D. Thompson* Larry D. Thompson	Trustee Dated: February 28, 2014

John B. Wilson* John B. Wilson	Trustee Dated: February 28, 2014

*By /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase